COLT 2024-INV2 Mortgage Loan Trust ABS-15G

Exhibit 99.38

Loan Number	Loan ID	Dummy ID	Last Name	Note Date	Original Loan Amount	QM Status	ATR Status	Compliance Exceptions	Credit Exceptions	Property Valuation Exceptions	Compensating Factors	Initial Rating	Final Rating	Initial Credit Rating	Final Credit Rating	Initial Compliance Rating	Final Compliance Rating	Initial Property Valuation Rating	Final Property Valuation Rating	Initial Overall Grade(Moody's)	Final Overall Grade(Moody's)	Initial Credit Grade (Moody's)	Final Credit Grade (Moody's)	Initial Property Valuation Grade (Moody's)	Final Property Valuation Grade (Moody's)	Initial Compliance Grade (Moody's)	Final Compliance Grade (Moody's)	Initial Overall Grade (S&P)	Final Overall Grade (S&P)	Initial Credit Grade (S&P)	Final Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Final Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Compliance Grade (S&P)	Initial Overall Grade (Fitch)	Final Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Final Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Final Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Final Compliance Grade (Fitch)	Initial Overall Loan Grade (DBRS Morningstar)	Final Overall Loan Grade (DBRS Morningstar)	Initial Credit Grade (DBRS Morningstar)	Final Credit Grade (DBRS Morningstar)	Initial Property Valuation Grade (DBRS Morningstar)	Final Property Valuation Grade (DBRS Morningstar)	Initial Compliance Grade(DBRS Morningstar)	Final Compliance Grade(DBRS Morningstar)	Initial Overall Loan Grade (KBRA)	Final Overall Loan Grade (KBRA)	Initial Credit Grade (KBRA)	Final Credit Grade (KBRA)	Initial Property Valuation Grade (KBRA)	Final Property Valuation Grade (KBRA)	Initial Compliance Grade(KBRA)	Final Compliance Grade(KBRA)
XXXX	XXXX	4350106476	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) DSCR - Missing background check-

Per guidelines, a background check with a lien/judgment search is require on the entity/borrower. The loan file did not contain a liens/judgment search on the entity, XXXX.

Response 1 (XX/XX/XXXX XX:XXAM)
The business has been files since XXXX. A judgement and lien search is required by guidelines. No hit results are required if a judgement and lien search returns no records. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
Unable to clear. (Upheld)

Response 3 (XX/XX/XXXX XX:XXPM)
Required document provided. (Resolved)

(Open) DSCR - Program Parameters - Other-

Per guidelines, a minimum XXX FICO score is required to for a cash out refinance with 3 months' seasoning. The borrower's FICO score is XXX which is below the minimum XXX FICO score.

Response 1 (XX/XX/XXXX XX:XXAM)
The guidelines have 2 benchmarks. 3 months seasoning has 2 restrictions. Value to be based upon the purchase price plus improvements and a credit score of at least XXX. XXX months seasoning has no additional restrictions. Since seasoning is greater than 3 months and less than 6 months, the 2 restrictions would still be in place, evidenced by the client's exception made for the first restriction, using the appraised value. An exception would also be required for the score, which is the 2nd restriction of seasoning. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
Waiver granted by Investor. (Waived)

(Open) DSCR - Program Parameters - Other-

The loan file contained a lender exception for using the appraised value with 3 months of seasoning instead of the required minimum 6 months on the subject property. Determined non-material based on compensating factors (waived).

(Open) Borrower - Residency Alien Documentation-

The loan file contains a lender exception to allow the borrower's expired EAD on XX/XX/XXXX and with the use of the renewal documents. Deemed non-material due to compensating factors (waived).

										(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX, which supports the appraised value.	Compensating factor" XXXyears at present address and XXXX% LTV Compensating factor" XXXyears at present address and XXXX% LTV Compensating Factors: Low LTV at XXXX%; XXX years in primary residence.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
XXXX	XXXX	4350106480	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) HUD1 - Not Final-

It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. Real Estate Settlement Procedures Act (Regulation X) 12 CFR 1024.8, Appendix A. It was not Signed, marked as Final, and/or stamped as certified true and accurate.

(Clear) Security Instrument - Inaccurate-

Security Instrument - Inaccurate. The security instrument was not completed accurately. The Vested Interest on page 1 does not match Title. Title reflects the Vested Interest as an Individual however the Security Instrument reflects as an Entity.

Response 1 (XX/XX/XXXX XX:XXAM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Mortgage History - Missing/Incomplete-

The mortgage history in the loan file was incomplete or missing. Guidelines require a 12 month payment history for the subject property and the borrower's primary residence. The mortgage on the primary residence is reporting on the credit report (NR/SMS) and reports through XX/XX/XXXX. The subject loan closed XX/XX/XXXX; therefore, January and XX/XX/XXXX payments are required to be verified.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) DSCR - Missing Entity Documentation-

Missing required business documentation per guidelines. The LLC contains two members, however, only one signed the Note. The file is missing an executed Resolution by members of the LLC (XXXX) granting authority of the signer of the Note to enter into a loan obligation on behalf of the LLC.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) DSCR - Missing background check-

Missing background check per guidelines. The background check for XXXX, to include a search for liens and judgments, was not provided in the file.

Response 1 (XX/XX/XXXX XX:XXPM)
The No Hit results are required for the judgement and lien searches. (Upheld)

Response 2 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

										(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.		3	2	3	1	3	2	1	1	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B
XXXX	XXXX	4350106481	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Missing Signature-

The Note was not fully executed by the borrower.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is not sufficient to cure the finding. The executed Mortgage has been provided. Please provide executed Note for review. (Upheld)

Response 2 (XX/XX/XXXX XX:XXAM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Security Instrument - Inaccurate-

The mortgage was executed by an entity; however, the LLC Operating Agreement is not executed.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Note - Incomplete-

Additional Finding: XX/XX/XXXX. The Note was executed by an entity; however, the LLC Operating Agreement is not executed.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

									(Open) DSCR - Program Parameters - Other- Lender Exception provided for guideline minimum of XXXX for SFR was not met for property only having XXXX. Determined non-material based on compensating factors (waived). (Clear) DSCR - Missing background check- The background check to include judgment and lien search is missing for the borrowing entity. Response 1 (XX/XX/XXXX XX:XXPM) No Hit results required for the judgement and lien searches. (Upheld) Response 2 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX, which supports the appraised value.	Compensating Factors: FICO XXX, LTV XXXX	3	2	3	2	3	1	1	1	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A
XXXX	XXXX	4350106482	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Signature Discrepancy-

The Note was executed by an entity, but the entity documents were not executed. Unable to determine if signature on Note are accurate.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is not sufficient to cure the finding. The entity documents provide are not for the subject property. Provide executed operating agreement for review. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Security Instrument - Signature Discrepancy-

The Mortgage was executed by an entity, but the entity documents were not executed. Unable to determine if signature on Mortgage are accurate.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is not sufficient to cure the finding. The entity documents provide are not for the subject property. Provide executed operating agreement for review. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) DSCR - Program Parameters - Other-

Guideline requirement has not been met. Guidelines state the lease if higher than the market rent can be used to calculate the DSCR if the lease amount is within 20% tolerance and 2 months proof of receipt is verified. The loan file is missing two months proof of rental payments. Additional conditions may apply.

Response 1 (XX/XX/XXXX XX:XXAM)
Waiver granted by Investor. (Waived)

(Open) DSCR - Program Parameters - Other-

Lender Exception provided for guideline minimum of XXXX for SFR was not met for property only having XXXX. Determined non-material based on compensating factors (waived).

(Clear) DSCR - Missing background check-

The loan file is missing the background check including judgment and lien search for the borrowing entity.

Response 1 (XX/XX/XXXX XX:XXPM)
No Hit results required for judgement and lien searches. (Upheld)

Response 2 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

										(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX, which supports the appraised value.	Compensating Factors: Fico XXXX, Excess Reserves $XXXX Compensating Factors: Fico XXXX, Excess Reserves $XXXX	3	2	3	2	3	1	1	1	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A
XXXX	XXXX	4350106477	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) DSCR - Missing Entity Documentation-

The loan file is missing a Resolution executed by all members of XXXX

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

(Open) Title Commitment - Missing/Incomplete-

The title commitment is dated XX/XX/XXXX which is more than 90 days from the Note date XX/XX/XXXX. The file is missing an update as required per the guidelines.

Response 1 (XX/XX/XXXX XX:XXAM)
Waiver granted by Investor. (Waived)

(Open) DSCR - Program Parameters - Other-

Subject property is a 3 unit in which all units are leased per the appraisal. The UW Approval required the lease agreements which are not reflected in the loan file. Additional conditions may apply.

Response 1 (XX/XX/XXXX XX:XXAM)
Waiver granted by Investor. (Waived)

(Clear) Credit - Other-

The borrower had a bankruptcy which was discharged in XXXX per the credit report. Per the UW Approval, all bankruptcy documents were required. The file is missing the bankruptcy documents. Additional conditions may apply.

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

										(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the appraised value.	XXXX DSCR. Experienced Investor. XXX months of reserves. XXXX DSCR. Experienced Investor. XXX months of reserves.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
XXXX	XXXX	4350106485	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Open) Assets - Bank Statements- Assets were required in the amount of $XXXX ($XXXX funds for closing + $XXXX reserves). The file contains one bank statement from XXXX dated XX/XX/XXXX for acct #'s XXXX/XXXX/XXXX/XXXX). Per the guidelines, two consecutive months of bank statements is required. Additional conditions may apply. Response 1 (XX/XX/XXXX XX:XXAM) Waiver granted by Investor. (Waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the appraised value.	Experienced Investor. XXX months of reserves.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
XXXX	XXXX	4350106489	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	4350106475	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Credit - Other- Vesting in an entity. A Borrowing Resolution/Corporate Resolution granting authority of signer to enter loan obligation required and is missing from the file. Response 2 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved) Response 1 (XX/XX/XXXX XX:XXAM) Referenced documentation not received. (Upheld) (Clear) DSCR - Missing background check- Vesting in an entity. Missing background check per guidelines to include a search for liens and judgments for XXXX. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the appraised value.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	XXXX	4350106484	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) DSCR - Missing background check- Per guidelines, a background report including a search for liens/judgments on the entity is required. The loan file is missing the background report with the liens/judgment search on the borrower/entity, XXXX. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated, XX/XX/XXXX, which supports the appraised value.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	XXXX	4350106488	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is inaccurate. The loan file contained two executed Prepayment Addendums with different terms listed. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved) (Clear) Security Instrument - Incomplete- The following section of the Security Instrument (Mortgage/Deed of Trust) is incomplete: The Notary Commission Expiration date is missing. Response 1 (XX/XX/XXXX XX:XXPM) The information provided is sufficient to clear the finding. (Resolved)	(Open) Assets - Investment Property Reserves-

Sufficient reserves to meet the minimum requirement for investment properties were not verified in the file. The borrower was required to provide documentation supporting assets totaling $XXXX, which included total cash to close in the amount of $XXXX, and XXX months reserves for the subject property in the amount of $XXXX. The loan file contained bank statements supporting assets totaling $XXXX, which was sufficient to cover the total cash to close; however, was $XXXX short of meeting the reserve requirement.

Response 1 (XX/XX/XXXX XX:XXPM)
Client requested waive based on compensating factors. (Waived)

(Clear) Borrower - Residency Alien Documentation-

The borrower indicates Permanent Resident Alien status, however, the file is missing a copy of the current perm res card.

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

										(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.	Comp factors - Qualifying Credit score XXX, DSCR XXXX and experienced investor.	3	2	3	2	3	1	1	1	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A
XXXX	XXXX	4350106473	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	4350106491	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Open) DSCR - Program Parameters - Other- Lender Exception provided for borrower living rent fee. Determined non-material based on compensating factors (waived).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX, which supports value.	Compensating factors: Experienced investor, FICO XXX, Reserves of $XXXX, and DSCR of XXXX	2	2	2	2	1	1	1	1	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A
XXXX	XXXX	4350106471	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Trust Missing-

Title to the Property is held as an Entity with the member in a Trust, however the Trust Document is missing. Unable to determine if signatures on Note are accurate.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Security Instrument - Trust Missing-

Title to the Property is held as an Entity with the member in a Trust, but the Trust Document is missing. Unable to determine if signatures on the Security Instrument and Riders are accurate.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Security Instrument - Inaccurate-

Security Instrument - Inaccurate. The security instrument was not completed accurately. The Vested Interest on page 1 does not match Title. Title reflects the Vested Interest as Trustees of a Trust, however the Security Instrument reflects as an Entity.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) DSCR - Missing Entity Documentation-

Missing required business documentation per guidelines. The LLC contains two members, however, only one signed the Note. The file is missing an executed Resolution by members of the LLC (XXXX) granting authority of the signer of the Note to enter into a loan obligation on behalf of the LLC.

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

(Clear) Program Parameters - Other-

The subject loan does not meet Program Parameters for vesting in a Trust. The file did not contain a copy of the complete trust or certification of trust for the XXXX Trust XXXX XX/XX/XXXX as required by guidelines. In addition, the Trust must be approved by title company. Additional conditions may apply.

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

(Clear) Mortgage History - Missing/Incomplete-

The mortgage history in the loan file was incomplete or missing. Guidelines require a 12-month housing history for the borrower's primary residence and it must be current through the month prior to closing. The 1st mortgage is with XXXX and the 2nd mortgage is with XXXX. The payment histories are reporting on the credit report through XX/XX/XXXX. The loan closed XX/XX/XXXX; therefore, XX/XX/XXXX and XX/XX/XXXX payments are required to be verified.

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

										(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.		3	1	3	1	3	1	1	1	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A
XXXX	XXXX	4350106466	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) HUD1 - Not Final- It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. Real Estate Settlement Procedures Act (Regulation X) 12 CFR 1024.8, Appendix A. The HUD-1 was not marked as final, signed by the borrower/settlement agent, or stamped true and correct.	(Open) DSCR - Program Parameters - Other- The loan file contains a lender exception completed prior to consummation. The request to proceed with borrower living Rent Free. Compensating factors deem this as non-material. (Waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated XX/XX/XXXX which supports the appraised value.	Compensating Factors: Maximum LTV XXXX%, Fico score XXX, twenty four months plus in reserves, and DSCR XXXX%.	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
XXXX	XXXX	4350106474	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Missing Signature-

The Note was not fully executed by the borrower.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Security Instrument - Missing Signature-

The Security Instrument and Riders were not fully executed by all required parties. The borrower and notary signatures were missing.

Response 1 (XX/XX/XXXX XX:XXPM)
The referenced documentation was not received.Please provide the executed Mortgage and all Riders for review. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) HUD1 - Not Final-

It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. Real Estate Settlement Procedures Act (Regulation X) 12 CFR 1024.8, Appendix A. It was not Signed, marked as Final, and/or stamped as certified true and accurate.

(Clear) Security Instrument - Inaccurate-

Security Instrument - Inaccurate. The security instrument was not completed accurately. The Vested Interest on page 1 does not match Title. Title required a Quit Claim Deed to change the Vested Interest from one Entity to another Entity; however, the Quit Claim Deed provided in the loan file was not executed.

Response 1 (XX/XX/XXXX XX:XXPM)
								The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) Credit Missing - One or More Reports Missing- The loan file is missing credit report(s) at review. Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA report dated XX/XX/XXXX which supports the original appraised value.		3	2	3	1	3	2	1	1	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B
XXXX	XXXX	4350106483	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated XX/XX/XXXX which supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	4350106472	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Security Instrument - Trust Missing- Title to the Property is held in a Trust, but the Trust Document is missing. Unable to determine if signatures on the Security Instrument are accurate. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved) (Clear) Note - Trust Missing- Title to the Property is held in Trust, but the Trust Document is missing. Unable to determine if signatures on Note are accurate. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) Credit - Other- Vesting is in the XXXX Revocable Living Trust, U/A dated XX/XX/XXXX. A copy of the complete trust or a certification of trust is acceptable. The file contains a certification of trust; however, it is blank. No further documentation provided as required. Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved) (Open) DSCR - Program Parameters - Other- Subject 3 units. Loan exception provided for unit 3 square footage XXXX less than minimum required 400 square footage. Deemed non-material based on compensating factors (waived).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the appraised value.	Compensating factors: FICO XXX versus minimum required FICO XXX; LTV XXXX%	3	2	3	2	3	1	1	1	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A
XXXX	XXXX	4350106468	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) DSCR - Missing Entity Documentation- Missing required business documentation per guidelines. Guidelines require the Borrowing Resolution granting authority of signer to enter loan obligation. The loan file is missing the signed Borrowing Resolution. Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated, XX/XX/XXXX, which supports the appraised value.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	XXXX	4350106490	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	4350106486	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) DSCR - Program Parameters - Other-

Guidelines require rent loss coverage equal to 6 months qualifying rent. The HOI policy does not state the amount of rent loss coverage. Additional conditions may apply.

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

(Clear) DSCR - Missing Entity Documentation-

Per guidelines, each majority member is to execute a Corporate Resolution granting authority of the signer to enter the loan obligation. The loan file is missing the Corporate Resolution document signed by both corporation members.

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

(Clear) Income - Missing or Incomplete Lease Agreement-

The appraisal indicates the subject property is tenant occupied. The appraisal rent schedule reflects the current monthly rent amount of $XXXX. The lender is using the higher of the market rent at $XXXX against the current rent of $XXXX. However, the loan file is missing the fully executed annual lease agreement on the subject property reflecting the monthly rent amount at $XXXX.

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

										(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated, XX/XX/XXXX, which supports the appraised value.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	XXXX	4350106478	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Open) Program Parameters - Property Type- The loan file contains a lender exception for a rural property. Determined non-material based on compensating factors (waived). (Clear) Program Parameters - Cash-Out Amount- The subject loan exceeds the Program Parameters for cash out amount. Maximum allowable cash out of $XXXX for FICO less than XXX (subject FICO is XXX with $XXXX cash proceeds). Response 1 (XX/XX/XXXX XX:XXPM) Explanation received is sufficient. (Void)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA report dated XX/XX/XXXX which supports the original appraised value.	Compensating Factors - XXX months reserves, XXXX% LTV/CLTV, XXX FICO.	2	2	2	2	1	1	1	1	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A
XXXX	XXXX	4350106470	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section(s) of the Note is incomplete: The Prepayment Addendum to the Note is not executed. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved) (Clear) Compliance Finding - Missing Business Purpose Documentation- There were additional observations regarding the closing documentation. The Occupancy Affidavit is not executed. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) DSCR - Missing background check-

Per guidelines, a background check with liens and judgment searches is required on the entity/borrower. The loan file is missing the background report including a lien & judgement search on the entity/borrower, XXXX.

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

(Clear) DSCR - Program Parameters - Other-

Per guidelines, the Guaranty is required to be signed by one or more owners representing majority ownership equaling a minimum of 51%. The entity/borrower, XXXX, includes two members with XXXX% ownership each. The loan file is missing the fully executed Guaranty by both entity members.

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

(Clear) DSCR - Program Parameters - Other-

Per guidelines, the Borrowing Resolution granting authority of signer to enter a loan obligation is required when there are multiple members of the borrowing entity. The loan file is missing the executed Resolution by both of the members of the entity, XXXX.

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

										(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX that supports the appraised value.		3	1	3	1	3	1	1	1	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A
XXXX	XXXX	4350106493	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX which supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	4350106492	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) HUD1 - Not Final- It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. Real Estate Settlement Procedures Act (Regulation X) 12 CFR 1024.8, Appendix A. The HUD-1 was not marked as Final, signed by the Borrower/Settlement Agent, or stamped true and correct.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	XXXX	4350106467	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX, which supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	4350106479	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA which supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	4350106469	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated XX/XX/XXXX, which supports value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	4350106458	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated XX/XX/XXXX which supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	4350106459	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated XX/XX/XXXX which supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	4350106460	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated XX/XX/XXXX which supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	4350106461	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated XX/XX/XXXX which supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	4350106462	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated XX/XX/XXXX which supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	4350106463	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated XX/XX/XXXX which supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	4350106464	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated XX/XX/XXXX which supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	4350106465	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Open) DSCR - Program Parameters - Other- Guidelines state rent loss coverage equal to 6 months qualifying rent is required on the hazard insurance policy. Policy on file does not specify amount of rent loss coverage. Response 1 (XX/XX/XXXX XX:XXAM) Waiver granted by Investor. (Waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX, which supports the appraised value.	XXX score. Experienced Investor. XXXX% LTV.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
XXXX	XXXX	4350106487	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Open) HUD1 - Not Final- It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. Real Estate Settlement Procedures Act (Regulation X) 12 CFR 1024.8, Appendix A	(Clear) Credit - Other- There are additional observations that could impact the credit decision and/or quality of the loan. Final HUD-1 is required and missing from the loan file. The preliminary HUD-1 is present in the file but is not the correct copy required to verify the final loan figures. Response 1 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX, which supports the appraised value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
XXXX	XXXX	4350106494	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Name Discrepancy- The entity name on the Note and prepayment addendum does not appear to match loan documents and the name affidavit. Response 1 (XX/XX/XXXX XXXXAM) The documentation provided is sufficient to cure the finding. (Resolved) (Clear) Security Instrument - Name Discrepancy- The entity name on the Security Instrument and riders is inconsistent with the title. Response 1 (XX/XX/XXXX XXXXAM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated XX/XX/XXXX which supports the appraised value.		3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A